UNALLOCATED RESERVE AND DISTRIBUTIONS (Details) (USD $)	3 Months Ended								12 Months Ended
	Jan. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
UNALLOCATED RESERVE AND DISTRIBUTIONS
Cash and U.S. Government securities	$ 7,373,331				$ 10,727,290				$ 7,373,331	$ 10,727,290
Distribution payable	(6,428,805)				(9,971,208)				(6,428,805)	(9,971,208)
Unallocated cash and U.S. Government securities	944,526				756,082				944,526	756,082
Reconciliation of unallocated reserve
Unallocated reserve at the beginning of the period				1,031,508					1,031,508
NET INCOME	4,787,533	11,624,026	10,873,286	3,369,892	6,285,449	13,756,337	10,132,285	3,063,261	30,654,737	33,237,332	32,463,194
Distributions declared									(30,504,023)
Unallocated reserve at the end of the period	1,182,222				1,031,508				1,182,222	1,031,508
Distributed cash payments									34,046,426	31,750,424	31,291,223
Distributed cash payments (in dollars per unit)									$ 2.595	$ 2.42	$ 2.385
Distribution declared per unit of beneficial interest (in dollars per unit)	$ 0.49
Within a range of not less
UNALLOCATED RESERVE AND DISTRIBUTIONS
Unallocated cash and U.S. Government securities	500,000								500,000
Within a range of not more
UNALLOCATED RESERVE AND DISTRIBUTIONS
Unallocated cash and U.S. Government securities	$ 1,000,000								$ 1,000,000